Schedule of payment schedule by maturity (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	R$ 3,377,242
Later than one year and not later than two years [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	777,410
Later than two years and not later than three years [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	633,141
Not later than one year1 member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	493,147
Later than three years and not later than four years1 member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	399,924
Later than four years and not later than five years1 member
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	R$ 1,073,620